Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Compensation Committee grants equity-based awards, including stock options and restricted stock unit awards, to our executive officers and other key employees. The Company also grants equity awards in the form of restricted stock unit awards to the non-employee members of the Board of Directors on an annual basis following the annual meeting of shareholders. The Compensation Committee may make off cycle equity awards from time to time on an as-needed basis as circumstances warrant. The Company does not time the disclosure of material non-public information for the purpose of affecting the value of executive compensation.

Award Timing Method
The Compensation Committee grants equity-based awards, including stock options and restricted stock unit awards, to our executive officers and other key employees. The Company also grants equity awards in the form of restricted stock unit awards to the non-employee members of the Board of Directors on an annual basis following the annual meeting of shareholders. The Compensation Committee may make off cycle equity awards from time to time on an as-needed basis as circumstances warrant. The Company does not time the disclosure of material non-public information for the purpose of affecting the value of executive compensation.

Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table
The Compensation Committee grants equity-based awards, including stock options and restricted stock unit awards, to our executive officers and other key employees. The Company also grants equity awards in the form of restricted stock unit awards to the non-employee members of the Board of Directors on an annual basis following the annual meeting of shareholders. The Compensation Committee may make off cycle equity awards from time to time on an as-needed basis as circumstances warrant. The Company does not time the disclosure of material non-public information for the purpose of affecting the value of executive compensation.